As filed with the Securities and Exchange Commission on

March 17, 2016

Registration No. 2-13644

811-0781

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 128	/ X /
and/or	--------
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	--------

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Amendment No. 53	/X /
(Check appropriate box or boxes)	--------

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THE PUTNAM FUND FOR GROWTH AND INCOME

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code

(617) 292-1000

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It is proposed that this filing will become effective

(check appropriate box)

/ /	immediately upon filing pursuant to paragraph (b)

/ X /	on February 29, 2016 pursuant to paragraph (b)

/ /	60 days after filing pursuant to paragraph (a)(1)

/ /	on (date) pursuant to paragraph (a)(1)

/ /	75 days after filing pursuant to paragraph (a)(2)

/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:

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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President

THE PUTNAM FUND FOR GROWTH AND INCOME

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

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Copy to:

BRYAN CHEGWIDDEN, Esquire

ROPES & GRAY LLP

1211 Avenue of the Americas

New York, New York 10036

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 17th day of March, 2016.

The Putnam Fund for Growth and Income

By: /s/Jonathan S. Horwitz
Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title
Jameson A. Baxter*	Chair, Board of Trustees
Robert L. Reynolds*	President and Trustee
Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison
Steven D. Krichmar*	Vice President and Principal Financial Officer
Janet C. Smith*	Vice President, Principal Accounting Officer and Assistant Treasurer
Liaquat Ahamed* Ravi Akhoury* Barbara M. Baumann*	Trustee Trustee Trustee
Robert J. Darretta*	Trustee
Katinka Domotorffy* John A. Hill*	Trustee Trustee
Paul L. Joskow*	Trustee
Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee
George Putnam, III*	Trustee
W. Thomas Stephens*	Trustee
By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact March 17, 2016

*Signed pursuant to a power of attorney filed in Post- Effective Amendment No. 121 to the Registrant’s Registration Statement filed on February 25, 2013.